Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign

Loss from operations before income taxes for the years ended December 31, 2025 and 2024 is summarized below (in thousands):

	For the year ended December 31,
	2025	2024
Loss from operations before income taxes:
US	(22,067)	(12,855)
Foreign	(17,157)	(4,947)
Loss from operations before income taxes	(39,224)	(17,802)

Schedule of Provision for Income Tax

The provision (benefit) for income taxes for the years ended December 31, 2025 and December 31, 2024 is as follows (in thousands):

	For The Years Ended
	2025		2024
Current	$		$
Federal		-		-
State		-		-
Foreign		-		-
Deferred
Federal		(2,531)		(2,429)
State		(483)		355
Foreign		(1,550)		(931)
Net Income Tax Expense		$-		$-

Schedule of Unrecognized Tax Benefits

The total unrecognized tax benefits for the years ended December 31, 2025 and December 31, 2024, are summarized below (in thousands):

For The Years Ended
	2025	2024
Unrecognized tax benefits, beginning of period	$-	$-
Increases (decreases) for prior year tax positions	-	-
Decreases for expiration of statute of limitations
Settlements
Unrecognized tax benefits, end of period	$-	$-

Schedule of Income Taxes Net of Refunds

The total income taxes paid (net of refunds received) for the years for the years ended December 31, 2025 and December 31, 2024, are summarized below (in thousands):

For The Years Ended
	2025	2024
Federal	$-	$-
Foreign	-	-
Total	$-	$-

The following summarizes the jurisdictions that exceeded 5% of the Company’s total income taxes paid (net of refunds) for the years presented below (in thousands):

For The Years Ended
	2025	2024
Federal	$-	$-
Foreign	-	-
Total	$-	$-

Schedule of Effective Income Tax Rate Reconciliation

	Year Ended December 31, 2025		Year Ended December 31, 2024
Taxes at federal statutory rate	$(8,237)	21.0%	$(3,745)	21.0%
State income tax, net of federal benefit	-	0%	710	-4.0%
Foreign tax effects:
United Kingdom:
NOL adjustment	147	-0.4%	-	0%
Change in valuation allowance	1,525	-3.9%	931	-5.2%
Other	(276)	0.7%	(135)	0.8%
Cayman:
Foreign Rate Differential	2,155	-5.5%	244	-1.4%
Change in valuation allowance	2,531	-6.5%	1,719	-9.7%
Nontaxable or nondeductible items:
Non-deductible loss on stock issuance	1,470	-3.7%	-	0.0%
Convertible debt	480	-1.2%	268	-1.5%
Other permanent items	129	-0.3%	84	-0.5%
Other adjustments:
Other	76	-0.2%	(76)	0.4%
State Re-Rate	-	0%	-	0%
Total provision (benefit) for income taxes	$-	0.0%	$-	0.0%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences which give rise to significant portions of deferred tax assets are as follows as of December 31 (in thousands):

	December 31,
	2025	2024
Total deferred tax Assets:
Stock options	$394	$280
Transaction Costs	397	393
Research & Development	1,682	671
Accruals	27	141
Net operating loss carryforward	6,519	2,970
Valuation allowance	(9,019)	(4,455)
Net deferred income tax asset	-	-

Total deferred tax liabilities:
Total deferred tax liabilities	-	-
Net deferred income tax liability	$-	$-